Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Computation of weighted average number of common shares outstanding for basic and diluted earnings per share

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2012	2011	2010
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(245,713)	(245,803)	(245,803)

Total weighted average common shares outstanding (basic)	2,734,889	2,734,799	2,734,799
Dilutive effect of assumed exercise of stock options	252	39	—

Weighted average common shares outstanding (diluted)	2,735,141	2,734,838	2,734,799